Property and Equipment - Cost and accumulated depreciation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 13,085
Ending Balance	24,756	$ 13,085
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	16,725	13,924
Additions	10,563	2,295
Additions from business combinations	7,378	1,211
Disposals	(1,377)
Impairment loss	(133)	(705)
Foreign currency translation	(16)
Ending Balance	33,140	16,725
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(3,640)	(1,542)
Depreciation	5,289	2,098
Disposals	538
Foreign currency translation	(7)
Ending Balance	(8,384)	(3,640)
Office equipment and computers
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	526
Ending Balance	1,895	526
Office equipment and computers | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	778	452
Additions	626	306
Additions from business combinations	1,857	31
Disposals	(146)
Impairment loss	(4)	(11)
Foreign currency translation	(11)
Ending Balance	3,100	778
Office equipment and computers | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(252)	(127)
Depreciation	1,044	125
Disposals	89
Foreign currency translation	(2)
Ending Balance	(1,205)	(252)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	9,762
Ending Balance	20,110	9,762
Leasehold improvements | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	12,980	10,505
Additions	9,923	1,989
Additions from business combinations	5,516	1,180
Disposals	(1,061)
Impairment loss	(129)	(694)
Foreign currency translation	(5)
Ending Balance	27,224	12,980
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(3,218)	(1,265)
Depreciation	4,192	1,953
Disposals	291
Foreign currency translation	(5)
Ending Balance	(7,114)	(3,218)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	9
Ending Balance	7	9
Vehicles | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	167	167
Additions	14
Additions from business combinations	5
Disposals	(170)
Ending Balance	16	167
Vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(158)	(148)
Depreciation	9	10
Disposals	158
Ending Balance	(9)	(158)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,788
Ending Balance	2,744	2,788
Buildings | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,800	2,800
Ending Balance	2,800	2,800
Buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(12)	(2)
Depreciation	44	10
Ending Balance	$ (56)	$ (12)